Lease and Non-Lease Components of Revenue	12 Months Ended
Dec. 31, 2025
Lease and Non-Lease Components of Revenue
Lease and Non-Lease Components of Revenue
20.	Lease and Non-Lease Components of Revenue

IFRS 16 requires the identification of lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. Regarding time charter arrangements, the Company has concluded that the direct lease component concerns the vessel and indirectly, the non-lease component comprises vessel operating services provided in connection with the operation of the vessel.

As the contracts do not separately specify the consideration for the lease and non-lease components, the consideration is allocated based on the relative stand-alone price of each component. The stand-alone price of the non-lease component is estimated using a cost-plus margin approach, based on the vessel operating expenses incurred during the period.

The below table analyses revenue generated under time charter arrangements:

December 31,	2025	2024	2023
Lease component	6,060,914	16,551,871	30,584,686
Non-lease component	1,533,701	2,090,148	8,817,934
Total	7,594,615	18,642,019	39,402,620